Borrowings (Details Textual) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	May 31, 2011 Corporate Bond Securities [Member]
Debt Instrument [Line Items]
Company bonds issued in 2011			$ 4.4
Borrowings (Textual) [Abstract]
Excess of fair value over carrying value of debt	2.0	1.0
Initiation date of credit facility	September 20, 2011
Amount borrowed under credit facility	10
Expiration date of credit facility	September 20, 2012
Short-term borrowings and the current portion of long-term debt	6.7
Borrowed under the commercial paper program	$ 5.3